Offerings - Offering: 1	Jul. 31, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 691,000.00
Amount of Registration Fee	$ 95.43
Offering Note	The fee of $646.9417 was previously paid - Accession No. 0001104659-26-088684.